CONVERTIBLE NOTES - Sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / $ $ / shares	Dec. 31, 2024 USD ($) $ / shares $ / $
Share price
CONVERTIBLE NOTES
Unobservable inputs | $ / shares	2.48	1.59
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ (114)	$ (5)
Increase (decrease) in liability due to increase in possible change	$ 29	$ 12
Foreign exchange rate
CONVERTIBLE NOTES
Unobservable inputs | $ / $	1.37	1.44
Percentage of possible change, decrease	5.00%	5.00%
Increase (decrease) in liability due to decrease in possible change	$ (18)	$ 0
Expected volatility
CONVERTIBLE NOTES
Unobservable inputs	0.599	0.473
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ (109)	$ (5)
Increase (decrease) in liability due to increase in possible change	$ 21	$ 10
Credit spread
CONVERTIBLE NOTES
Unobservable inputs	0.111	0.03
Percentage of possible change, decrease	5.00%	5.00%
Increase (decrease) in liability due to decrease in possible change	$ 47	$ 0
Increase (decrease) in liability due to increase in possible change	$ (72)	$ 0